Pensions and other post-employment benefits - Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions and other post-employment benefits
Defined benefit schemes	£ 29	£ 26	£ 27
Defined contribution pension schemes	60	70	59
Unfunded post-employment healthcare schemes
Pensions and other post-employment benefits
Defined benefit schemes	9	10	9
Germany | Pension plans
Pensions and other post-employment benefits
Defined benefit schemes	3	5	5
Switzerland | Pension plans
Pensions and other post-employment benefits
Defined benefit schemes	10	9	9
Ireland | Pension plans
Pensions and other post-employment benefits
Defined benefit schemes	5	£ 2	5
Rest of World | Pension plans
Pensions and other post-employment benefits
Defined benefit schemes	£ 2		£ (1)